SHARE-BASED COMPENSATION (Details of share-based grants) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of awards	203,721	318,094	9,842
RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value on grant date	$ 1.52	$ 3.31	$ 1.91
February 27, 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of awards	1,964
Expiration date	Feb. 27, 2027
Exercise price	$ 27.96
Fair value on grant date	$ 14.40
Share based expenses	$ 28
Vesting terms	4 years
February 27, 2017 [Member] | RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of awards	7,457
Expiration date	Feb. 27, 2027
Fair value on grant date	$ 2.20
Share based expenses	$ 197
Vesting terms	4 years
May 09, 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of awards	1,580
Expiration date	May 09, 2027
Exercise price	$ 25.86
Fair value on grant date	$ 12.96
Share based expenses	$ 20
Vesting terms	4 years
June 22, 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of awards	5,041
Expiration date	Jun. 22, 2027
Exercise price	$ 22.32
Fair value on grant date	$ 12.60
Share based expenses	$ 64
Vesting terms	3 years
June 22, 2017 [Member] | RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of awards	17,448
Expiration date	Jun. 22, 2027
Fair value on grant date	$ 1.88
Share based expenses	$ 393
Vesting terms	4 years
August 03, 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of awards	404
Expiration date	Aug. 03, 2027
Exercise price	$ 22.36
Fair value on grant date	$ 12.36
Share based expenses	$ 5
Vesting terms	4 years
August 03, 2017 [Member] | RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of awards	24,951
Expiration date	Aug. 03, 2027
Fair value on grant date	$ 1.84
Share based expenses	$ 551
November 02, 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of awards	853
Expiration date	Nov. 02, 2027
Exercise price	$ 20.76
Fair value on grant date	$ 8.16
Share based expenses	$ 7
Vesting terms	4 years
February 13, 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of awards	4,584
Expiration date	Feb. 13, 2028
Exercise price	$ 10.44
Fair value on grant date	$ 4.95
Share based expenses	$ 23
Vesting terms	4 years
July 30, 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of awards	231,819
Expiration date	Jul. 30, 2028
Exercise price	$ 3.92
Fair value on grant date	$ 2.61
Share based expenses	$ 605
Vesting terms	3 years
July 30, 2018 [Member] | RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of awards	79,844
Expiration date	Jul. 30, 2028
Fair value on grant date	$ 3.24
Share based expenses	$ 251
Vesting terms	3 years
September 20, 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of awards	37,039
Expiration date	Sep. 20, 2028
Exercise price	$ 3.92
Fair value on grant date	$ 2.96
Share based expenses	$ 110
Vesting terms	3 years
September 20, 2018 [Member] | RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of awards	15,875
Expiration date	Sep. 20, 2028
Fair value on grant date	$ 3.65
Share based expenses	$ 58
Vesting terms	3 years
November 01, 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of awards	44,450
Expiration date	Nov. 01, 2028
Exercise price	$ 3.81
Fair value on grant date	$ 3.23
Share based expenses	$ 144
Vesting terms	3 years
May 06, 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of awards	20,814
Expiration date	May 06, 2029
Exercise price	$ 2.68
Fair value on grant date	$ 2.01
Share based expenses	$ 42
Vesting terms	3 years
August 05, 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of awards	30,338
Expiration date	Aug. 05, 2029
Exercise price	$ 2.15
Fair value on grant date	$ 1.48
Share based expenses	$ 45
Vesting terms	3 years
November 04, 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of awards	22,930
Expiration date	Nov. 04, 2029
Exercise price	$ 1.85
Fair value on grant date	$ 1.37
Share based expenses	$ 31
Vesting terms	3 years
December 12, 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of awards	129,639
Expiration date	Dec. 12, 2029
Exercise price	$ 1.93
Fair value on grant date	$ 1.14
Share based expenses	$ 148
Vesting terms	3 years
December 12, 2019 [Member] | RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of awards	55,560
Expiration date	Dec. 12, 2029
Fair value on grant date	$ 1.52
Share based expenses	$ 84
Vesting terms	3 years